Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Consistent with our annual compensation cycle, if options are to be granted, the Compensation Committee generally seeks to grant annual stock option awards in conjunction with annual performance and compensation review typically performed during the first quarter of the year. Pursuant to the Company’s Amended and Restated Outside Director Compensation Policy, our non-employee (outside) directors are eligible to receive annual equity awards, which since 2023 have been in the form of RSUs, in conjunction with the Company’s annual meeting of stockholders.

The timing of any stock option grants in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of stock options occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Consistent with our annual compensation cycle, if options are to be granted, the Compensation Committee generally seeks to grant annual stock option awards in conjunction with annual performance and compensation review typically performed during the first quarter of the year. Pursuant to the Company’s Amended and Restated Outside Director Compensation Policy, our non-employee (outside) directors are eligible to receive annual equity awards, which since 2023 have been in the form of RSUs, in conjunction with the Company’s annual meeting of stockholders.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false